UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  [811-05037]
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2004
                        ----------------

Date of reporting period:  AUGUST 31, 2004
                           ---------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                       (LIGHTHOUSE OPPORTUNITY FUND LOGO)

                                 ANNUAL REPORT

                                   Year Ended
                                August 31, 2004

TO OUR FELLOW SHAREHOLDERS:

The Fund registered a positive return of 9.08% for the fiscal year ended August 31, 2004. While we are pleased with near double digit returns, we underperformed the S&P 500 Index which increased 11.46% over the same period. This breaks a string of four straight fiscal years of outperformance of that index. Our cash holdings which varied around 20% for most of the fiscal year were the main cause for the performance difference.

While the Fund initiated 24 new positions and sold 15 previously existing ones (both across various sectors), it does not look a whole lot different than a year ago from a sector weighting perspective. The technology sector still represented our heaviest weighting at 21.2% at the August 31, 2004 fiscal year end, though down from the 23.0% weight last year. Similar to last year, the next two most heavily weighted sectors at August 31, 2004 were consumer discretionary at 18.6% and healthcare at 11.5%. Meanwhile our cash balances ended the fiscal year at 18.2%, down somewhat from 23.1% last year.

Our energy stocks were the biggest contributor to the Fund's performance for the fiscal year ended August 31, 2004. Also contributing were our consumer discretionary and industrial holdings. Our technology stocks, the driver of the Fund's positive performance last fiscal year, were a detractor from performance this year. Fortunately, as a product of our investment methodology, we had sold and/or trimmed a number of those positions at higher prices in mid-to-late 2003. Only in the last few months of this fiscal year did we begin to see more attractive investment opportunities and increase our holdings in the technology sector.

ECONOMIC AND MARKET CONDITIONS

The economy continues on its growth trajectory, though recently we have witnessed the inevitable deceleration of that growth, something Alan Greenspan refers to as a "soft patch". This is to be expected in any period of economic recovery. Recall that last year we wrote "Many have labeled it a "jobless" recovery, but we suspect that job creation will soon follow as it almost always does as the expansion unfolds." Indeed, since then the economy has created nearly 2 million new jobs and the unemployment rate has fallen from 6.1% to a current 5.4%. While we were not alone in our prediction a year ago that the Federal Reserve would begin raising the short-term interest rates, there were more than a few skeptics of such thinking. Indeed, the Fed has since raised its Fed Funds rate by one-half a percent and appears on track to raise it by another half percent, reaching 2.0% before the year is over. Such a level would move "real" (i.e. inflation adjusted) short-term rates closer to being positive, a more normal condition. This also allows the Fed to begin building some dry powder should the economy unexpectedly falter. Meanwhile, inflation is increasing as would be expected in a growing economy, but appears well behaved. Sure there are risks to the economy like oil prices, the twin deficits (government and trade) and terrorism, but this is no different than any other time of economic growth. Overall, this feels and looks like a Goldilocks economy - not too hot and not too cold.

We continue to find the stock market generally at fair value today. Risk and reward in the stock market seem to be fairly balanced. This probably explains why the S&P 500 is essentially flat for the first eight months of calendar 2004. It seems as if there is a tug-of-war between fear and greed with fair valuations keeping either side out of the mud, yet not allowing either side to win. Such is the price for the phenomenal market performance we experienced last year. It also explains why our cash levels remain at higher than normal levels. We simply have a hard time justifying larger weights in our existing holdings and also in finding new positions that meet our disciplined "buy at a discount to intrinsic value" methodology. While by no means a "bubble" like we saw in 1999, the current environment is one that gives us caution. One thing that is different today than during the bubble is that back then there were still tremendous values to be found if one just looked past technology stocks and mega-cap stocks. This explains how the Fund was able to post positive performance in the face of what many called a bear market. Today, small cap and mid cap indices are near all time highs and the search for value is sparing and difficult.

CONCLUSION

We remain comfortable with our approach to the market and our disciplined investment style, though we are dissatisfied to have broken our four-year string of outperformance of the S&P 500. Today, we hold high levels of cash which is counter to what other funds and investors are likely doing at this time, fitting of our style of going against the grain. We simply see no need to be invested for the sake of being invested. We look forward to cautiously putting that cash to work by investing in quality, growing companies at better prices than we see today. Discrimination in stock selection and purchases becomes of paramount importance and this requires a strong research effort and attention to detail. Our goal is to provide this effort for the Fund, resulting in value-added performance over time regardless of the dynamics of the overall market. We embrace this challenge, believe we are well prepared to meet it, and look forward to reporting our progress to you in the months and years ahead.

Sincerely,

/s/Christopher A. Matlock

Christopher A. Matlock, CPA, CFA
Portfolio Manager

September 22, 2004

Opinions expressed are those of Christopher A. Matlock and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

The S&P 500 index is unmanaged and commonly used to measure performance of U.S. stocks. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the following annual report for the Fund's holdings as of August 31, 2004.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Quasar Distributors, LLC, distributor. (10.04)

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR at August 31, 2004

                                    PORTFOLIO HOLDINGS      % OF NET ASSETS
                                    ------------------      ---------------
     Cash                               $1,796,053               18.21%
     Consumer
       Discretionary                     1,832,589               18.58%
     Consumer Staples                      174,689                1.77%
     Energy                                868,348                8.80%
     Financials                            622,131                6.31%
     Health Care                         1,137,219               11.53%
     Industrials                           953,293                9.66%
     Technology                          2,088,710               21.17%
     Utilities                             451,800                4.58%
     Liabilities in Excess
       of Other Assets                     (59,383)              (0.60%)
                                        ----------              -------
     Net Assets                         $9,865,449              100.00%

EXPENSE EXAMPLE for the Six Months Ended August 31, 2004

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/04 - 8/31/04).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 60 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period_ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            Beginning        Ending           Expenses Paid
                             Account         Account          During Period
                           Value 3/1/04   Value 8/31/04   3/1/04 - 8/31/04*<F1>
                           ------------   -------------   ---------------------
Actual                        $1,000          $940                $9.75
Hypothetical (5% return
before expenses)              1,000           1,015               10.13

*<F1> Expenses are equal to the Fund's annualized expense ratio of 2.00% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

                          LIGHTHOUSE OPPORTUNITY FUND
                 Hypothetical Value of $10,000 vs S&P 500 Index

           Date       Lighthouse Opportunity Fund     S&P 500 w/income
           ----       ---------------------------     ----------------
         9/29/1995              $10,000                    $10,000
         8/31/1996              $11,367                    $11,392
         8/31/1997              $13,437                    $16,022
         8/31/1998               $9,613                    $17,318
         8/31/1999               $9,250                    $24,215
         8/31/2000              $11,706                    $28,170
         8/31/2001              $11,298                    $21,300
         8/31/2002               $9,729                    $17,467
         8/31/2003              $12,398                    $19,575
         8/31/2004              $13,524                    $21,819

                          Average Annual Total Return
                          Period Ended August 31, 2004
                    1 Year                             9.08%
                    5 Year                             7.89%
                    Since Inception (9/29/95)          3.44%

As of August 31, 2004, the S&P 500 Index returned 11.46%, -2.07%, and 9.13% for the 1-year, 5-year, and since inception (9/29/95) periods, respectively.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0218.

The fund imposes a 2.00% redemption fee on shares held for less than two months.

Investment returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Assumes reinvestment of dividends and capital gains.

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. The index is unmanaged and returns include reinvested dividends. One cannot invest directly in an index.

SCHEDULE OF INVESTMENTS at August 31, 2004

SHARES                                                                VALUE
------                                                                -----
COMMON STOCKS: 82.4%

ADVERTISING: 1.5%
     3,150   R.H. Donnelley Corp.*<F2>                              $  146,318
                                                                    ----------

AIRLINES: 1.1%
     7,100   Southwest Airlines Co.                                    105,222
                                                                    ----------

APPAREL: 3.7%
     3,500   Jones Apparel
               Group, Inc.                                             124,915
     6,800   K-Swiss, Inc., Cl. A                                      132,668
     5,200   Quiksilver, Inc.*<F2>                                     113,100
                                                                    ----------
                                                                       370,683
                                                                    ----------

BIOTECHNOLOGY: 4.7%
     2,500   Celgene Corp.*<F2>                                        141,875
    17,400   Isis Pharmaceuticals, Inc.*<F2>                           104,400
     8,800   Ligand Pharmaceuticals,
               Inc., Cl. B*<F2>                                         86,504
     6,100   NPS
               Pharmaceuticals, Inc.*<F2>                              128,100
                                                                    ----------
                                                                       460,879
                                                                    ----------

COMMERCIAL SERVICES: 4.6%
     7,600   Clark, Inc.*<F2>                                          102,220
     3,100   First Data Corp.                                          130,975
     6,050   Navigant
               International, Inc.*<F2>                                 97,163
     5,350   Sungard Data
               Systems, Inc.*<F2>                                      123,050
                                                                    ----------
                                                                       453,408
                                                                    ----------

COMPUTERS - PERIPHERAL EQUIPMENT: 1.7%
    22,100   Mobility
               Electronics, Inc.*<F2>                                  163,319
                                                                    ----------

DIVERSIFIED FINANCIAL SERVICES: 1.5%
     1,675   The Bear
               Stearns Cos., Inc.                                      147,266
                                                                    ----------

ELECTRICAL COMPONENTS & EQUIPMENT: 4.5%
     8,950   American
               Superconductor Corp.*<F2>                               106,952
     2,800   Applied Films Corp.*<F2>                                   55,720
     8,500   Newport Corp.*<F2>                                        106,250
    27,400   Trikon Technologies, Inc.*<F2>                             60,828
    13,000   Universal Display Corp.*<F2>                              113,100
                                                                    ----------
                                                                       442,850
                                                                    ----------

ELECTRONICS: 5.7%
     8,100   Keithley
               Instruments, Inc.                                       130,410
     9,700   Merix Corp.*<F2>                                           96,612
    21,200   Multi-Fineline
               Electronix, Inc.*<F2>                                   186,560
    11,900   Sypris Solutions, Inc.                                    148,036
                                                                    ----------
                                                                       561,618
                                                                    ----------

ENVIRONMENTAL CONTROL: 1.1%
     3,800   Republic Services, Inc.                                   106,210
                                                                    ----------

HEALTH CARE - PRODUCTS: 2.3%
     6,800   Epix Medical, Inc.*<F2>                                   134,980
     5,000   Hologic, Inc.*<F2>                                         92,600
                                                                    ----------
                                                                       227,580
                                                                    ----------

HEALTH CARE - SERVICES: 3.6%
     5,400   Amsurg Corp.*<F2>                                         120,636
     4,300   Apria Healthcare
               Group, Inc.*<F2>                                        121,432
     3,500   Triad Hospitals, Inc.*<F2>                                111,265
                                                                    ----------
                                                                       353,333
                                                                    ----------

HOUSEHOLD PRODUCTS/WARES: 1.4%
     4,875   Fossil, Inc.*<F2>                                         139,961
                                                                    ----------

INSURANCE: 3.8%
     4,550   The Allstate Corp.                                        214,805
     4,550   The St. Paul
               Travelers Cos., Inc.                                    157,840
                                                                    ----------
                                                                       372,645
                                                                    ----------

MEDIA: 4.0%
     3,600   Clear Channel
               Communications, Inc.                                    120,636
     4,200   Univision Communications,
               Inc., Cl. A*<F2>                                        138,600
     4,100   Viacom, Inc., Cl. B                                       136,571
                                                                    ----------
                                                                       395,807
                                                                    ----------

OIL & GAS: 3.8%
     2,225   Anadarko
               Petroleum Corp.                                         131,764
     2,700   Pogo Producing Co.                                        118,746
     3,100   Ultra Petroleum Corp.*<F2>                                128,805
                                                                    ----------
                                                                       379,315
                                                                    ----------

OIL & GAS SERVICES: 2.4%
     3,800   ENSCO
               International, Inc.                                     110,808
     4,350   National-Oilwell, Inc.*<F2>                               130,065
                                                                    ----------
                                                                       240,873
                                                                    ----------

PHARMACEUTICALS: 1.0%
     3,325   Caremark Rx, Inc.*<F2>                                     95,427
                                                                    ----------

PIPELINES: 2.5%
     7,450   Plains All American
               Pipeline, L.P.                                          248,160
                                                                    ----------

RETAIL: 6.9%
     3,637   CEC
               Entertainment, Inc.*<F2>                                122,458
     9,800   Cache, Inc.*<F2>                                          131,712
    18,100   Casual Male
               Retail Group, Inc.*<F2>                                 106,609
     5,950   Charlotte Russe
               Holding, Inc.*<F2>                                       85,025
     7,800   Christopher &
               Banks Corp.                                             137,358
     5,500   West Marine, Inc.*<F2>                                     99,495
                                                                    ----------
                                                                       682,657
                                                                    ----------

SEMICONDUCTORS: 4.4%
     2,950   Analog Devices, Inc.                                      102,424
    12,000   Brillian Corp.*<F2>                                       103,800
     2,725   International
               Rectifier Corp.*<F2>                                     89,544
    13,600   Omnivision
               Technologies, Inc.*<F2>                                 141,848
                                                                    ----------
                                                                       437,616
                                                                    ----------

TELECOMMUNICATIONS: 3.4%
     8,100   Ditech
               Communications Corp.*<F2>                               174,312
    13,000   Foundry Networks, Inc.*<F2>                               118,560
     4,550   Spectralink Corp.                                          43,362
                                                                    ----------
                                                                       336,234
                                                                    ----------

TRANSPORTATION: 6.4%
     3,000   Arkansas Best Corp.                                       103,350
     6,250   Frontline, Ltd.                                           235,125
     9,900   Pacer International, Inc.*<F2>                            153,450
    12,200   TOP Tankers, Inc.*<F2>                                    142,984
                                                                    ----------
                                                                       634,909
                                                                    ----------

UTILITIES: 4.6%
    18,000   Utilities Select
               Sector SPDR Fund                                        451,800
                                                                    ----------

VITAMINS & NUTRITIONAL PRODUCTS: 1.8%
     7,300   NBTY, Inc.*<F2>                                           174,689
                                                                    ----------
TOTAL COMMON STOCKS
  (cost $7,142,975)                                                  8,128,779
                                                                    ----------

PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENT: 18.2%
$1,796,053   Federated Cash Trust
               (cost $1,796,053)                                     1,796,053
                                                                    ----------
TOTAL INVESTMENTS IN
  SECURITIES: 100.6%
  (cost  $8,939,028)                                                 9,924,832
Liabilities in excess
  of Other Assets: (0.6)%                                              (59,383)
                                                                    ----------
NET ASSETS:  100.0%                                                 $9,865,449
                                                                    ----------
                                                                    ----------

*<F2>  Non-income producing security.

                See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2004

ASSETS
   Investments in securities, at value (cost $8,939,028)           $ 9,924,832
   Receivables:
      Dividends and interest                                            12,738
   Prepaid expenses                                                     17,260
                                                                   -----------
          Total assets                                               9,954,830
                                                                   -----------

LIABILITIES
   Payables:
      Due to custodian                                                   1,768
      Investments purchased                                             41,698
      Advisory fee                                                       1,852
      Administration fees                                                2,542
      Custody fees                                                         590
      Fund accounting fees                                               7,731
      Transfer agent fees                                                8,414
      Distribution fees                                                  4,219
   Accrued expenses                                                     20,567
                                                                   -----------
          Total liabilities                                             89,381
                                                                   -----------

   NET ASSETS                                                      $ 9,865,449
                                                                   -----------
                                                                   -----------
   Shares outstanding (unlimited number
     of shares authorized, without par value)                          647,078
   Net asset value, offering and redemption price per share        $     15.25
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $12,271,937
   Accumulated net realized loss on investments                     (3,392,292)
   Net unrealized appreciation on investments                          985,804
                                                                   -----------
          Net assets                                               $ 9,865,449
                                                                   -----------
                                                                   -----------

                See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the year ended August 31, 2004

INVESTMENT INCOME
   Income
      Dividends                                                       $142,948
      Interest                                                           5,808
                                                                      --------
          Total Income                                                 148,756
                                                                      --------
   Expenses
      Advisory fees                                                    126,192
      Administration fees                                               30,000
      Distribution fees                                                 25,238
      Transfer agent fees                                               22,723
      Fund accounting fees                                              22,043
      Audit fees                                                        17,954
      Registration fees                                                 16,650
      Shareholder reporting                                              8,392
      Legal fees                                                         5,671
      Trustee fees                                                       4,811
      Custody fees                                                       3,715
      Miscellaneous fees                                                 3,690
      Insurance expense                                                    702
                                                                      --------
          Total expenses                                               287,781
          Less:  fees waived                                           (85,874)
                                                                      --------
          Net expenses                                                 201,907
                                                                      --------
             NET INVESTMENT LOSS                                       (53,151)
                                                                      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                    962,023
   Change in net unrealized appreciation/(depreciation)
     on investments                                                    (72,869)
                                                                      --------
      Net realized and unrealized gain on investments                  889,154
                                                                      --------
          NET INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS                                           $836,003
                                                                      --------
                                                                      --------

                See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                YEAR ENDED        YEAR ENDED
                                              AUGUST 31, 2004  AUGUST 31, 2003
                                              ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                          $  (53,151)       $  (93,927)
   Net realized gain (loss) on investments         962,023          (308,044)
   Change in net unrealized
     appreciation/(depreciation)
     on investments                                (72,869)        2,469,165
                                                ----------        ----------
      NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS                  836,003         2,067,194
                                                ----------        ----------

CAPITAL SHARE TRANSACTIONS
   Net decrease in net assets derived from
     net change in outstanding shares (a)<F3>     (353,715)         (612,703)
                                                ----------        ----------
      TOTAL INCREASE IN NET ASSETS                 482,288         1,454,491
                                                ----------        ----------
                                                ----------        ----------

NET ASSETS
   Beginning of year                             9,383,161         7,928,670
                                                ----------        ----------
   END OF YEAR                                  $9,865,449        $9,383,161
                                                ----------        ----------
                                                ----------        ----------

(a)<F3>  A summary of capital share transactions is as follows:

                                   YEAR ENDED                 YEAR ENDED
                                 AUGUST 31, 2004            AUGUST 31, 2003
                              --------------------        ------------------
                              Shares         Value        Shares       Value
                              ------         -----        ------       -----
Shares sold                    47,590     $   740,181      29,737    $ 310,589
Shares redeemed               (71,778)     (1,093,896)    (81,172)    (923,292)
                              -------     -----------     -------    ---------
Net decrease                  (24,188)    $  (353,715)    (51,435)   $(612,703)
                              -------     -----------     -------    ---------
                              -------     -----------     -------    ---------

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                                                     YEAR ENDED AUGUST 31,
                                                2004           2003           2002           2001           2000
                                                ----           ----           ----           ----           ----

 Net asset value, beginning of year            $13.98         $10.97         $12.74         $13.20         $10.43
                                               ------         ------         ------         ------         ------

 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                            (0.08)         (0.14)         (0.17)         (0.13)         (0.17)
 Net realized and unrealized
   gain (loss) on investments                    1.35           3.15          (1.60)         (0.33)          2.94
                                               ------         ------         ------         ------         ------
 Total from investment operations                1.27           3.01          (1.77)         (0.46)          2.77
                                               ------         ------         ------         ------         ------
 Net asset value, end of year                  $15.25         $13.98         $10.97         $12.74         $13.20
                                               ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------
 Total return                                    9.08%         27.44%        (13.89)%        (3.48)%        26.56%

 RATIO/SUPPLEMENTAL DATA:
 Net assets, end of year (millions)              $9.9           $9.4           $7.9           $9.6          $10.8

 RATIO OF EXPENSES TO AVERAGE NET ASSETS:
 Before fees waived and
   expenses absorbed                             2.86%          3.29%          2.89%          2.74%          2.77%
 After fees waived and
   expenses absorbed                             2.00%          2.00%          2.00%          2.00%          2.00%

 RATIO OF NET INVESTMENT LOSS
   TO AVERAGE NET ASSETS:
 Before fees waived and
   expenses absorbed                            (1.38)%        (2.48)%        (2.21)%        (1.68)%        (1.76)%
 After fees waived and
   expenses absorbed                            (0.52)%        (1.19)%        (1.32)%        (0.94)%        (0.99)%
 Portfolio turnover rate                        52.10%         39.25%         62.42%         72.15%         57.49%

                See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     The Lighthouse Opportunity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 29, 1995. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. The Fund charges a 2% redemption fee on the value of shares redeemed that are held for less than 60 days. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

     C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

        At August 31, 2004, the Fund had a capital loss carryforward available for federal income tax purposes of $3,443,872, which expires in 2006, to offset future gains.

     D. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     F. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2:
        Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended August 31, 2004, the Fund decreased paid-in capital by $68,578 and increased undistributed net investment income by $53,151 due to the Fund experiencing net investment losses. Accumulated net realized loss on investments was increased by $15,427 and net assets were not affected by this change.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For the year ended August 31, 2004, Lighthouse Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the year ended August 31, 2004, the Fund incurred $126,192 in Advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that its ratio of expenses to average net assets will not exceed 2.00%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the year ended August 31, 2004, the Advisor waived fees of $85,874.

     At August 31, 2004, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $271,238. The Advisor may recapture a portion of the above amounts no later than the dates as stated below:

                                   August 31,
                  --------------------------------------------
                  2005                2006                2007
                  ----                ----                ----
                $83,906             $101,458            $85,874

     The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect, wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

          Average Net Assets of the Fund     Fee or Fee Rate
          ------------------------------     ---------------
          Under $15 million                  $30,000
          $15 to $50 million                 0.20% of average daily net assets
          $50 to $100 million                0.15% of average daily net assets
          $100 to $150 million               0.10% of average daily net assets
          Over $150 million                  0.05% of average daily net assets

     For the year ended August 31, 2004, the Fund incurred $30,000 in Administration fees.

     Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

     Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the year ended August 31, 2004, the Fund paid to the Advisor, as Distribution Coordinator, $25,238.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the year ended August 31, 2004 were $4,093,570 and $4,055,764, respectively.

NOTE 6 - ACCUMULATED EARNINGS FOOTNOTE

     As of August 31 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments(a)<F4>                            $ 8,887,448
                                                           -----------
     Gross unrealized appreciation                         $ 1,774,820
     Gross unrealized depreciation                            (737,436)
                                                           -----------
     Net unrealized appreciation                           $ 1,037,384
                                                           -----------
                                                           -----------
     Undistributed ordinary income                         $        --
     Undistributed long-term capital gain                           --
                                                           -----------
     Total distributable earnings                          $        --
     Capital loss carryforward                             $(3,443,872)
                                                           -----------
     Total accumulated earnings/(losses)                   $(2,406,488)
                                                           -----------
                                                           -----------

     (a)<F4> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to timing of recognition of income and gains for federal income tax purposes.

MANAGEMENT OF THE FUND (Unaudited)

The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                   Number of
                                                                                                  Portfolios
                                                Term of Office                                      in Fund
Name,                          Position           and Length         Principal                  Complex***<F7>          Other
Address                        with the            of Time       Occupation During                 Overseen         Directorships
and Age                         Trust               Served        Past Five Years                 by Trustees            Held
-------                        --------         --------------   -----------------              --------------      -------------
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F5>          Chairman        Indefinite      President, Talon                        1            None.
(born 1943)                    and             Term            Industries, Inc.
2020 E. Financial Way          Trustee         since           (administrative,
Suite 100                                      May 1991.       management and
Glendora, CA 91741                                             business consulting);
                                                               formerly Chief
                                                               Operating Officer,
                                                               Integrated Asset
                                                               Management
                                                               (investment advisor
                                                               and manager) and
                                                               formerly President,
                                                               Value Line, Inc.
                                                               (investment advisory
                                                               and financial
                                                               publishing firm).

Wallace L. Cook*<F5>           Trustee         Indefinite      Retired.  Formerly                      1            None.
(born 1939)                                    Term            Senior Vice President,
2020 E. Financial Way                          since           Rockefeller Trust Co.;
Suite 100                                      May 1991.       Financial Counselor,
Glendora, CA 91741                                             Rockefeller & Co.

Carl A. Froebel*<F5>           Trustee         Indefinite      Private Investor.                       1            None.
(born 1938)                                    Term            Formerly Managing
2020 E. Financial Way                          since           Director, Premier
Suite 100                                      May 1991.       Solutions, Ltd.
Glendora, CA 91741                                             Formerly President
                                                               and Founder, National
                                                               Investor Data Services,
                                                               Inc. (investment related
                                                               computer software).

Rowley W.P. Redington*<F5>     Trustee         Indefinite      President; Intertech                    1            None.
(born 1944)                                    Term            Computer Services
2020 E. Financial Way                          since           Corp. (computer
Suite 100                                      May 1991.       services and consulting).
Glendora, CA 91741

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**<F6>       Trustee         Indefinite      Consultant since July                   1            Trustee,
(born 1950)                                    Term            2001; formerly,                                      Managers
2020 E. Financial Way                          since           Executive Vice                                       Funds.
Suite 100                                      May 1991.       President, Investment
Glendora, CA 91741                                             Company Administration,
                                                               LLC ("ICA") (mutual
                                                               fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky               President       Indefinite      Vice President, U.S.                    1            Not
(born 1947)                                    Term since      Bancorp Fund Services,                               Applicable.
2020 E. Financial Way                          Aug. 2002.      LLC since July 2001;
Suite 100                      Chief           Indefinite      formerly, Senior Vice
Glendora, CA 91741             Compliance      Term since      President, ICA (May
                               Officer         Sept. 2004.     1997-July 2001).

Eric W. Falkeis                Treasurer       Indefinite      Vice President, U.S.                    1            Not
(born 1973)                                    Term            Bancorp Fund Services,                               Applicable.
615 East Michigan St.                          since           LLC since 1997;
Milwaukee, WI 53202                            August          Chief Financial Officer,
                                               2002.           Quasar Distributors,
                                                               LLC since 2000.

Chad E. Fickett                Secretary       Indefinite      Assistant Vice                          1            Not
(born 1973)                                    Term            President, U.S.                                      Applicable.
615 East Michigan St.                          since           Bancorp Fund Services,
Milwaukee, WI 53202                            March           LLC since July 2000.
                                               2002.

  *<F5> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F6> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F7> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

  Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Lighthouse Opportunity Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling (866) 811-0218 and on the Fund's website at www.lighthousecapital.com. Furthermore, you can obtain the
                  -------------------------
Form N-Q on the SEC's website at www.sec.gov.
                                 -----------

INFORMATION ABOUT PROXY VOTING (Unaudited)

  Information regarding how the Lighthouse Opportunity Fund votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (866) 811-0218, on the Fund's website at www.lighthousecapital.com, or by accessing the SEC's website at www.sec.gov.
-------------------------                                       -----------

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available on the SEC's website at www.sec.gov.
                 -----------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF
LIGHTHOUSE OPPORTUNITY FUND AND
THE BOARD OF TRUSTEES OF
PROFESSIONALLY MANAGEMENT PORTFOLIOS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lighthouse Opportunity Fund, a series of Professionally Managed Portfolios, as of August 31, 2004 and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years ended August 31, 2002 were audited by other auditors whose report dated October 11, 2002 expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lighthouse Opportunity Fund as of August 31, 2004, the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
October 1, 2004

                                    Advisor
                      LIGHTHOUSE CAPITAL MANAGEMENT, INC.
                        10000 Memorial Drive, Suite 660
                             Houston, Texas  77024
                                 (713) 688-6881
                   Toll-Free Account Inquiries (866) 811-0218

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                     Transfer and Dividend Disbursing Agent
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                 Independent Registered Public Accounting Firm
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 Legal Counsel
                       PAUL, HASTINGS, JANOFSKY & WALKER
                          55 Second Street, 24th Floor
                     San Francisco, California  94105-3441

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)  FILE:  A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                                   FYE 8/31/2004       FYE 8/31/2003
                                   -------------       -------------

Audit Fees                            $14,000             $13,500
Audit-Related Fees                      N/A                 N/A
Tax Fees                              $2,000              $2,000
All Other Fees                          N/A                 N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                  FYE  8/31/2004     FYE  8/31/2003
----------------------                  --------------     --------------

Registrant                                   N/A                N/A
Registrant's Investment Adviser              N/A                N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable if fund not a listed issuer.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date      October 28, 2004
           ------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F8> /s/ Robert M. Slotky
                                   ----------------------------------------
                                   Robert M. Slotky, President

     Date  October 28, 2004
          --------------------

     By (Signature and Title)*<F8> /s/ Eric W. Falkeis
                                   ----------------------------------------
                                   Eric W. Falkeis, Treasurer

     Date  October 28, 2004
          --------------------

*<F8> Print the name and title of each signing officer under his or her signature.